Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Underwriting Agreement
The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions. On February 26, 2021, the underwriter fully exercised its over-allotment option.
Upon consummation of the IPO on February 26, 2021, the underwriters were paid a cash underwriting fee of 2.0% of the gross proceeds of the IPO, or $6,900,000 in the aggregate.
The underwriters of the IPO are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $12,075,000 in the aggregate. Subject to the terms of the underwriting agreement, the deferred underwriting commission will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, and the deferred underwriting commission will be waived by the underwriters in the event that the Company does a Business Combination.
On November 14, 2022, the Company and underwriter executed a deferred underwriting commission modification letter confirming the underwriter’s forfeiture collectively of $4,275,000 of the $12,075,000 of deferred underwriting commission that would otherwise be payable to it at the closing of Business Combination. As a result, the Company recognized $195,857 of other income and $4,079,413 was recorded to additional paid-in capital in relation to the forfeiture of a portion of underwriting fee commission in the accompanying financial statements. As of December 31, 2022 and 2021, the outstanding deferred underwriting fee payable were $7,800,000 and $12,075,000, respectively.
On January 3, 2023, the outstanding deferred underwriting fee totaling to $7,800,000 was paid in full
(see Note 10).
Registration Rights
On February 23, 2021, the Company entered into a registration rights agreement with respect to the Founder Shares, the Private Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Warrants and warrants that may be issued upon conversion of Working Capital Loans), which requires the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares).
Pursuant to such registration rights agreement, the holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Financial Advisor Engagements and Resignations
On September 19, 2021, the Company engaged BofA Securities, Inc. (“BofA”) as its financial (M&A) advisor in connection with the Business Combination. Pursuant to this engagement, the Company agreed to pay to BofA an advisory fee of $3,000,000, contingent and payable upon the closing of a Business Combination. On May 13, 2022, BofA resigned from its role as financial (M&A) advisor to the Company and waived any fees to which it was entitled pursuant to its engagement, and BofA and the Company mutually terminated the engagement letter entered into in connection therewith.
On September 19, 2021, the Company engaged BofA as its capital markets advisor in connection with the Business Combination. Pursuant to this engagement, the Company will pay no additional compensation to BofA. On May 13, 2022, BofA resigned from its role as capital markets advisor to the Company for which it was not entitled to any fee, and BofA and the Company mutually terminated the engagement letter entered into in connection therewith.